Distribution Date:	08/17/26	JPMBB Commercial Mortgage Securities Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2013-C12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	8-12		Heather Bennett and Arne Shulkin	hbennett@starwood.com; ashulkin@lnrpartners.com;
Mortgage Loan Detail (Part 1)	13			lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 2)	14
		Senior Trust Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	15
			Attention: JPMBB 2013-C12 Transaction Manager	notices@pentalphasurveillance.com
Historical Detail	16		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Delinquency Loan Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	19			trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	21
Historical Liquidated Loan Detail	22
Historical Bond / Collateral Loss Reconciliation Detail	23
Interest Shortfall Detail - Collateral Level	24
Supplemental Notes	25

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 25

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46639NAL5	1.084700%	101,691,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46639NAM3	2.424300%	162,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	46639NAN1	3.271800%	33,613,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	46639NAP6	3.362600%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	46639NAQ4	3.663700%	322,522,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	46639NAR2	3.157000%	103,054,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	46639NAU5	4.011213%	125,741,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	20.62%
B	46639NAV3	4.072113%	80,474,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	14.62%
C	46639NAW1	4.072113%	48,619,000.00	13,145,296.62	424,811.00	44,607.61	0.00	0.00	469,418.61	12,720,485.62	91.82%	11.00%
D	46639NAX9	4.072113%	55,326,000.00	55,326,000.00	0.00	187,744.78	0.00	0.00	187,744.78	55,326,000.00	56.22%	6.88%
E	46639NAC5	4.072113%	25,149,000.00	25,149,000.00	0.00	70,839.73	0.00	0.00	70,839.73	25,149,000.00	40.05%	5.00%
F	46639NAE1	3.500000%	23,471,000.00	23,471,000.00	0.00	0.00	0.00	0.00	0.00	23,471,000.00	24.95%	3.25%
NR	46639NAG6	3.500000%	43,590,266.00	38,776,739.88	0.00	0.00	0.00	265.51	0.00	38,776,474.37	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46639NAJ0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,341,234,366.00	155,868,036.50	424,811.00	303,192.12	0.00	265.51	728,003.12	155,442,959.99

X-A	46639NAS0	4.072113%	1,064,605,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	46639NAA9	0.572113%	67,061,266.00	62,247,739.88	0.00	29,677.30	0.00	0.00	29,677.30	62,247,474.37
Notional SubTotal			1,131,666,266.00	62,247,739.88	0.00	29,677.30	0.00	0.00	29,677.30	62,247,474.37

Deal Distribution Total					424,811.00	332,869.42	0.00	265.51	757,680.42

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 25

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46639NAL5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46639NAM3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	46639NAN1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	46639NAP6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	46639NAQ4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	46639NAR2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	46639NAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B	46639NAV3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C	46639NAW1	270.37365269	8.73755116	0.91749337	0.00000000	0.00000000	0.00000000	0.00000000	9.65504453	261.63610152
D	46639NAX9	1,000.00000000	0.00000000	3.39342768	0.00000000	0.00000000	0.00000000	0.00000000	3.39342768	1,000.00000000
E	46639NAC5	1,000.00000000	0.00000000	2.81680107	0.57662651	1.15306096	0.00000000	0.00000000	2.81680107	1,000.00000000
F	46639NAE1	1,000.00000000	0.00000000	0.00000000	2.91666652	40.58646457	0.00000000	0.00000000	0.00000000	1,000.00000000
NR	46639NAG6	889.57337127	0.00000000	0.00000000	2.59458889	122.47425515	0.00000000	0.00609104	0.00000000	889.56728023
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46639NAJ0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46639NAS0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
X-C	46639NAA9	928.22196169	0.00000000	0.44254011	0.00000000	0.00000000	0.00000000	0.00000000	0.44254011	928.21800248

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 25

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-C	07/01/26 - 07/30/26	30	0.00	29,677.30	0.00	29,677.30	0.00	0.00	0.00	29,677.30	0.00
A-S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C	07/01/26 - 07/30/26	30	0.00	44,607.61	0.00	44,607.61	0.00	0.00	0.00	44,607.61	0.00
D	07/01/26 - 07/30/26	30	0.00	187,744.78	0.00	187,744.78	0.00	0.00	0.00	187,744.78	0.00
E	07/01/26 - 07/30/26	30	14,496.75	85,341.31	0.00	85,341.31	14,501.58	0.00	0.00	70,839.73	28,998.33
F	07/01/26 - 07/30/26	30	884,147.83	68,457.08	0.00	68,457.08	68,457.08	0.00	0.00	0.00	952,604.91
NR	07/01/26 - 07/30/26	30	5,225,586.54	113,098.82	0.00	113,098.82	113,098.82	0.00	0.00	0.00	5,338,685.36
Totals			6,124,231.12	528,926.90	0.00	528,926.90	196,057.48	0.00	0.00	332,869.42	6,320,288.60

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 25

	Additional Information
Total Available Distribution Amount (1)	757,680.42
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 25

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	530,596.68	Master Servicing Fee	810.57
Interest Reductions due to Nonrecoverability Determination	(169,349.39)	Certificate Administration Fee	0.00
Interest Adjustments	0.00	Trustee Fee	442.93
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Trust Advisor Fee	201.33
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	361,247.29	Total Fees	1,454.83

Principal		Expenses/Reimbursements
Scheduled Principal	317,419.36	Reimbursement for Interest on Advances	(77.59)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	27,000.63
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	107,657.15	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	265.51
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	425,076.51	Total Expenses/Reimbursements	27,188.55

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	332,869.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	424,811.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	757,680.42
Total Funds Collected	786,323.80	Total Funds Distributed	786,323.80

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 25

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	155,868,036.50	155,868,036.50	Beginning Certificate Balance	155,868,036.50
(-) Scheduled Principal Collections	317,419.36	317,419.36	(-) Principal Distributions	424,811.00
(-) Unscheduled Principal Collections	107,657.15	107,657.15	(-) Realized Losses	265.51
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	265.51
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	155,442,959.99	155,442,959.99	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	157,290,794.86	157,290,794.86	Ending Certificate Balance	155,442,959.99
Ending Actual Collateral Balance	156,755,113.15	156,755,113.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	127,127.15	0.00	UC / (OC) Change	0.00
Current Period Advances	265.51	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	127,392.66	0.00	Net WAC Rate	4.07%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls or realized losses absorbed by overcollateralization, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 25

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	2	18,521,001.72	11.91%	(39)	4.2275	(0.746634)	1.30 or less	5	155,442,959.99	100.00%	(39)	3.9533	0.494394
$10,000,000 to $19,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $29,999,999	1	27,950,370.50	17.98%	(39)	3.8000	0.850000	1.41 to 1.50	0	0.00	0.00%	0	0.0000	0.000000
$30,000,000 to $49,999,999	1	40,348,022.73	25.96%	(38)	3.8540	0.400000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
$50,000,000 to $99,999,999	1	68,623,565.04	44.15%	(39)	4.0000	0.740000	1.61 to 1.75	0	0.00	0.00%	0	0.0000	0.000000
$100,000,000 or Greater	0	0.00	0.00%	0	0.0000	0.000000	1.76 to 2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	5	155,442,959.99	100.00%	(39)	3.9533	0.494394	2.01 to 2.25	0	0.00	0.00%	0	0.0000	0.000000
							2.26 or Greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	5	155,442,959.99	100.00%	(39)	3.9533	0.494394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 25

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	894,193.31	0.58%	(38)	4.1500	0.990000
							Mixed Use	1	68,623,565.04	44.15%	(39)	4.0000	0.740000
Florida	1	750,483.67	0.48%	(38)	4.1500	0.990000
							Other	1	1,462,644.77	0.94%	(38)	4.1500	0.990000
Georgia	1	1,437,096.39	0.92%	(38)	4.1500	0.990000
							Retail	8	85,356,750.18	54.91%	(39)	3.9123	0.288443
Illinois	1	1,462,644.77	0.94%	(38)	4.1500	0.990000
							Totals	10	155,442,959.99	100.00%	(39)	3.9533	0.494394
Minnesota	1	68,623,565.04	44.15%	(39)	4.0000	0.740000

New York	1	27,950,370.50	17.98%	(39)	3.8000	0.850000

Texas	3	13,976,583.57	8.99%	(39)	4.2527	(1.311293)

Wisconsin	1	40,348,022.73	25.96%	(38)	3.8540	0.400000

Totals	10	155,442,959.99	100.00%	(39)	3.9533	0.494394

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 25

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.00000% or less	3	136,921,958.27	88.09%	(39)	3.9162	0.662264	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00001% to 4.25000%	1	8,948,320.20	5.76%	(38)	4.1500	0.990000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.25001% to 4.50000%	1	9,572,681.52	6.16%	(40)	4.3000	(2.370000)	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50001% to 4.75000%	0	0.00	0.00%	0	0.0000	0.000000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75001% to 5.00000%	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	5	155,442,959.99	100.00%	(39)	3.9533	0.494394
	5.00001% or Greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	5	155,442,959.99	100.00%	(39)	3.9533	0.494394
	Totals	5	155,442,959.99	100.00%	(39)	3.9533	0.494394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 25

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	5	155,442,959.99	100.00%	(39)	3.9533	0.494394	Interest Only	1	27,950,370.50	17.98%	(39)	3.8000	0.850000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	293 Months or Less	4	127,492,589.49	82.02%	(39)	3.9868	0.416434
85 months to 116 months		0	0.00	0.00%	0	0.0000	0.000000	294 to 299 Months	0	0.00	0.00%	0	0.0000	0.000000
	117 months or Greater	0	0.00	0.00%	0	0.0000	0.000000	300 to 330 Months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	155,442,959.99	100.00%	(39)	3.9533	0.494394	331 Months or Greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	5	155,442,959.99	100.00%	(39)	3.9533	0.494394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 25

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	5	155,442,959.99	100.00%	(39)	3.9533	0.494394			No outstanding loans in this group
	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	5	155,442,959.99	100.00%	(39)	3.9533	0.494394
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 25

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	30305003	MU	Minneapolis	MN	Actual/360	4.000%	237,033.60	192,640.17	0.00	N/A	05/01/23	06/05/26	68,816,205.21	68,623,565.04	07/05/26
4	30305055	RT	Greendale	WI	Actual/360	3.854%	0.00	0.00	0.00	N/A	06/06/23	--	40,348,022.73	40,348,022.73	07/06/24
9	30305006	RT	Brooklyn	NY	Actual/360	3.800%	92,052.46	181,112.41	0.00	05/01/23	11/01/28	--	28,131,482.91	27,950,370.50	08/05/26
32	30305020	Various Various		Various	Actual/360	4.150%	32,161.23	51,323.93	0.00	06/01/23	06/01/28	--	8,999,644.13	8,948,320.20	08/01/26
34	30305030	RT	Hurst	TX	Actual/360	4.300%	0.00	0.00	0.00	N/A	04/06/23	--	9,572,681.52	9,572,681.52	08/06/21
Totals							361,247.29	425,076.51	0.00				155,868,036.50	155,442,959.99
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 25

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	12,738,457.69	2,562,086.82	01/01/26	03/31/26	--	0.00	0.00	429,081.19	429,081.19	0.00	0.00
4	3,679,552.04	3,516,641.40	01/01/26	06/30/26	09/11/25	28,662,376.00	387,047.63	(340.49)	407,793.05	0.00	265.51
9	2,992,822.16	494,799.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	838,407.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	860,650.00	(14,640.00)	01/01/26	03/31/26	06/11/26	306,346.08	51,661.77	(80.78)	1,961,669.18	0.00	0.00
Totals	21,109,888.89	6,558,887.70				28,968,722.08	438,709.40	428,659.91	2,798,543.42	0.00	265.51

© 2021 Computershare. All rights reserved. Confidential.													Page 14 of 25

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
9	30305006	92,275.07	Partial Liquidation (Curtailment)	0.00	0.00
32	30305020	15,382.08	Partial Liquidation (Curtailment)	0.00	0.00
Totals		107,657.15		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 15 of 25

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	2	107,657.15	0	0.00	3.953251%	3.940812%	(39)
07/17/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	1	382,776.81	0	0.00	3.953195%	3.940755%	(38)
06/17/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	1	59,642.54	0	0.00	3.952838%	3.940402%	(37)
05/15/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	2	79,404.93	0	0.00	3.952798%	3.940360%	(36)
04/17/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	1	35,171.62	0	0.00	3.952837%	3.940395%	(35)
03/17/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	2	57,483.05	0	0.00	3.952820%	3.940377%	(34)
02/18/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	1	35,251.30	0	0.00	3.952834%	3.940388%	(33)
01/16/26	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	2	409,171.82	0	0.00	3.952818%	3.940369%	(32)
12/17/25	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	1	34,608.42	0	0.00	3.952488%	3.940043%	(31)
11/18/25	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	2	84,718.23	0	0.00	3.952474%	3.940028%	(30)
10/20/25	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	1	77,459.75	0	0.00	3.952521%	3.940071%	(29)
09/17/25	0	0.00	0	0.00	0	0.00	1	40,348,022.73	1	9,572,681.52	0	0.00	0	0.00	0	0.00	3.952467%	3.940016%	(28)
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30305003	07/05/26	0	5	429,081.19	429,081.19	0.00	68,816,205.21	05/19/26	98
4	30305055	07/06/24	24	5	(340.49)	407,793.05	0.00	40,652,161.55	07/03/20	13		12/16/20
34	30305030	08/06/21	59	5	(80.78)	1,961,669.18	13,430.68	10,388,055.69	08/21/20	7			02/01/22
Totals					428,659.91	2,798,543.42	13,430.68	119,856,422.45
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		118,544,269	0	68,623,565		49,920,704
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		8,948,320	8,948,320	0		0
25 - 36 Months		27,950,371	27,950,371	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	155,442,960	105,522,256	0	0	40,348,023	9,572,682
Jul-26	155,868,037	37,131,127	68,816,205	0	40,348,023	9,572,682
Jun-26	156,577,595	37,641,064	0	69,015,826	40,348,023	9,572,682
May-26	156,951,024	107,030,320	0	0	40,348,023	9,572,682
Apr-26	157,354,651	107,433,947	0	0	40,348,023	9,572,682
Mar-26	157,701,053	107,780,349	0	0	40,348,023	9,572,682
Feb-26	158,104,084	108,183,380	0	0	40,348,023	9,572,682
Jan-26	158,448,023	108,527,319	0	0	40,348,023	9,572,682
Dec-25	159,163,493	109,242,789	0	0	40,348,023	9,572,682
Nov-25	159,515,400	109,594,696	0	0	0	49,920,704
Oct-25	159,903,892	109,983,188	0	0	0	49,920,704
Sep-25	160,295,935	110,375,230	0	0	0	49,920,704
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 18 of 25

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30305003	68,623,565.04	68,816,205.21	180,000,000.00	05/16/23	1,935,306.32	0.74000	03/31/26	05/01/23	201
4	30305055	40,348,022.73	40,652,161.55	45,000,000.00	07/12/25	2,844,029.40	0.40000	06/30/26	06/06/23	201
34	30305030	9,572,681.52	10,388,055.69	14,125,000.00	03/25/26	(433,295.00)	(2.37000)	03/31/26	04/06/23	199
Totals		118,544,269.29	119,856,422.45	239,125,000.00		4,346,040.72

© 2021 Computershare. All rights reserved. Confidential.										Page 19 of 25

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30305003	MU	MN	05/19/26	98

8/11/2026 - The loan transferred to Special Servicing on 2/28/23 for imminent maturity default. The loan is secured by a 1,473,527 sf office building in downtown Minneapolis, MN. The Special Servicer and Borrower are actively discussing potential resoluti ons.

4	30305055	RT	WI	07/03/20	13

8/3/26 Loan transferred to Special Servicing on 07/03/20 for imminent monetary payment default. The loan is secured by a 560,000 sf portion of a 1.2 million SF regional mall in Greendale, WI, a suburb of Milwaukee. Foreclosure was filed on

12/16/20 and a receiver was appointed on 12/17/2020. The Village of Greendale has purchased a neighboring property (former Bon Ton store) and sold it to a developer to construct a Class A apartment complex next to the collateral, construction has commenced. The recei ver (through JLL) listed the property for sale in March 2026, offers have been received and a PSA with the top buyer is executed that is structured as a modification and assumption of the debt.

Assumption documents are being negotiated.

34	30305030	RT	TX	08/21/20	7

8/11/2026 - REO Title Date: 2/1/2022. The subject consists of a 4 single-story retail buildings with a total of 133,236 SF of NRA located in Hurst, TX within the Dallas-Fort Worth-Arlington MSA. The property was built in 1980 and renovated in

1999 and ar e situated on a 10.08-acre site. There are 559 open parking spaces (4.20 per 1,000). Crossed with/Companion Loan: N/A; Deferred Maintenance/Capex: Nothing major to note; Leasing Summary: An existing national tenant recently extended its lease for an add itional five years beyond its current expiration date, resulting in a new lease expiration of March 2035. Marketing Summary: Updated valuations have been received from the brokers. We are in the process of selecting a listing broker, and the property will be listed shortly.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	30305003	0.00	4.00000%	0.00	4.00000%	8	12/08/23	05/01/23	12/28/23
3	30305003	0.00	4.00000%	0.00	4.00000%	1	06/05/25	06/05/25	07/14/25
10	30305043	29,557,989.69	3.41450%	29,557,989.69	3.41450%	10	08/28/20	05/01/20	09/18/20
11	30305037	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
23	30304999	17,603,862.73	4.50000%	17,603,862.73	4.50000%	8	07/02/20	05/01/20	07/08/20
45	30305004	0.00	3.90000%	0.00	3.90000%	8	04/22/22	04/22/22	05/09/22
69	30305051	0.00	4.15000%	0.00	4.15000%	8	09/23/21	09/23/21	10/05/21
Totals		47,161,852.42		47,161,852.42
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30305073	01/18/22	11,380,489.40	7,020,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	131,106.37	4,686,399.50	32.31%
45	30305004	06/16/23	8,556,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
66	30305014	05/17/24	3,314,383.83	6,650,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
73	30305023	05/17/24	2,753,118.36	5,460,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			26,003,991.59	19,130,000.00	9,690,709.60	3,127,726.07	9,690,709.60	6,562,983.53	4,817,505.87	0.00	131,106.37	4,686,399.50

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
31	30305073	05/17/23	0.00	0.00	4,686,399.50	0.00	0.00	(727.65)	0.00	0.00	4,686,399.50
		09/16/22	0.00	0.00	4,687,127.15	0.00	0.00	(130,669.94)	0.00	0.00
		05/17/22	0.00	0.00	4,817,797.09	0.00	0.00	83.05	0.00	0.00
		04/18/22	0.00	0.00	4,817,714.04	0.00	0.00	208.17	0.00	0.00
		01/18/22	0.00	0.00	4,817,505.87	0.00	0.00	4,817,505.87	0.00	0.00
45	30305004	06/26/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	30305014	05/28/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
73	30305023	05/28/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	4,686,399.50	0.00	0.00	4,686,399.50	0.00	0.00	4,686,399.50

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	14,814.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	8,686.03	0.00	0.00	0.00	0.00	133,903.88	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(77.59)	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	35,445.51	0.00	0.00	0.00	0.00
Total	0.00	0.00	27,000.63	0.00	0.00	0.00	0.00	169,349.39	(77.59)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		196,272.43

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Supplemental Notes
None

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